Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 02, 2024	Aug. 16, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Commitments and Contingencies [Line Items]
U.S. federal excise tax, percentage		1.00%
Fair market value, percentage		1.00%
Underwriting fee price per unit (in Dollars per share)			$ 0.35		$ 0.35
Deferred underwriting commissions payable			$ 10,062,500		$ 10,062,500
Economic interest (in Shares)					100,000
Founders shares (in Shares)					100,000
Consulting fees			$ 0	$ 20,500	$ 20,500
Deposited and held in trust account and payable in cash	$ 500,000
Post-combination common stock (in Shares)	500,000
Number of shares	$ 5,000,000
Price per share (in Dollars per share)	$ 8
Deferred underwriting fee	$ 500,000